Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TAX-MANAGED FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Retail | Vanguard Tax-Managed Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard Tax-Managed Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/><br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories as determined by an independent bond-rating agency (e.g., Aaa, Aa, and A by Moody‘s Investors Service, Inc. (Moody’s) or AAA, AA, and A by Standard & Poor‘s Financial Services LLC (Standard & Poor's)) or, if unrated, determined to be of comparable quality by the advisor.

		The Fund’s stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index—an index that is made up of stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to “sample” the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The intended result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund’s bond holdings may counteract some of the volatility experienced by the Fund’s stock holdings.

• With 50% to 55% of its assets in municipal securities, the Fund is proportionately subject to bond risks, including the following: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates, causing the Fund to lose any price appreciation above the bond’s call price and forcing it to reinvest the unanticipated proceeds at lower interest rates that may result in a decline in the Fund’s income; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price; manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective; and tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

• With 45% to 50% of its assets in stocks, the Fund is proportionately subject to stock risks, including stock market risk and investment style risk. Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The benchmark index for the stock portion of the Fund tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund’s benchmark index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Investment style risk is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, mid-size companies tend to be more sensitive to changing economic conditions.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Tax-Managed Balanced Fund Admiral Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 10.46% (quarter ended September 30, 2009), and the lowest return for a quarter was –5.99% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Tax-Managed Balanced Fund | Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20	[1]
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	115
1 Year	rr_ExpenseExampleNoRedemptionYear01	9
3 Years	rr_ExpenseExampleNoRedemptionYear03	29
5 Years	rr_ExpenseExampleNoRedemptionYear05	51
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 115
2009	rr_AnnualReturn2009	19.14%
2010	rr_AnnualReturn2010	9.22%
2011	rr_AnnualReturn2011	5.58%
2012	rr_AnnualReturn2012	10.87%
2013	rr_AnnualReturn2013	14.34%
2014	rr_AnnualReturn2014	9.81%
2015	rr_AnnualReturn2015	2.35%
2016	rr_AnnualReturn2016	5.94%
2017	rr_AnnualReturn2017	12.64%
2018	rr_AnnualReturn2018	(1.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.99%)
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Retail | Vanguard Tax-Managed Balanced Fund | Return After Taxes on Distributions | Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.62%)
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Retail | Vanguard Tax-Managed Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Retail | Vanguard Tax-Managed Balanced Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[2]
5 Years	rr_AverageAnnualReturnYear05	8.21%	[2]
10 Years	rr_AverageAnnualReturnYear10	13.28%	[2]
Retail | Vanguard Tax-Managed Balanced Fund | Tax-Managed Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.29%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.82%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.89%	[2]
Retail | Vanguard Tax-Managed Balanced Fund | Bloomberg Barclays 1-15 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.90%	[2]

[1]	/year
[2]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)